Mineral Properties and Exploration and Evaluation Assets (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost
Balance, January 1	$ 130,863
Balance, December 31	133,664	$ 130,863
Accumulated Impairment
Balance, January 1	130,863
Impairment reversal (note 14)	31,119
Balance, December 31	133,664	130,863
Accumulated Depreciation
Balance, January 1	130,863
Impairment reversal (note 14)	31,119
Balance, December 31	133,664	130,863
NET BOOK VALUE, December 31,	130,863	130,863
Gross carrying amount [member]
Cost
Balance, January 1	215,446	183,528
Acquisition of subsidiary		6,954
Additions	15,212	26,296
Disposals	(9,006)	(456)
Reclassifications	(3)	(876)
Balance, December 31	221,649	215,446
Accumulated Impairment
Balance, January 1	215,446	183,528
Balance, December 31	221,649	215,446
Accumulated Depreciation
Balance, January 1	215,446	183,528
Balance, December 31	221,649	215,446
NET BOOK VALUE, December 31,	215,446	183,528
Accumulated impairment [member]
Cost
Balance, January 1	22,770	22,826
Disposals	(76)	(56)
Balance, December 31		22,770
Accumulated Impairment
Balance, January 1	22,770	22,826
Impairment reversal (note 14)	(22,694)
Balance, December 31		22,770
Accumulated Depreciation
Balance, January 1	22,770	22,826
Impairment reversal (note 14)	(22,694)
Balance, December 31		22,770
NET BOOK VALUE, December 31,	22,770	22,826
Accumulated depreciation and amortisation [member]
Cost
Balance, January 1	61,813	47,019
Disposals	(5,045)	(390)
Balance, December 31	87,985	61,813
Accumulated Impairment
Balance, January 1	61,813	47,019
Impairment reversal (note 14)	10,437
Balance, December 31	87,985	61,813
Accumulated Depreciation
Balance, January 1	61,813	47,019
Impairment reversal (note 14)	10,437
Balance, December 31	87,985	61,813
NET BOOK VALUE, December 31,	61,813	47,019
Mineral Properties and Exploration and Evaluation Assets [member]
Cost
Balance, January 1	263,535
Balance, December 31	296,612	263,535
Accumulated Impairment
Balance, January 1	263,535
Balance, December 31	296,612	263,535
Accumulated Depreciation
Balance, January 1	263,535
Balance, December 31	296,612	263,535
NET BOOK VALUE, December 31,	263,535	263,535
Mineral Properties and Exploration and Evaluation Assets [member] | Gross carrying amount [member]
Cost
Balance, January 1	384,323	231,172
Acquisition of subsidiary		128,687
Additions	36,229	24,440
Change in rehabilitation provision	818	291
Disposals	(202)	(1,143)
Reclassifications	3	876
Balance, December 31	421,171	384,323
Accumulated Impairment
Balance, January 1	384,323	231,172
Balance, December 31	421,171	384,323
Accumulated Depreciation
Balance, January 1	384,323	231,172
Balance, December 31	421,171	384,323
NET BOOK VALUE, December 31,	384,323	231,172
Mineral Properties and Exploration and Evaluation Assets [member] | Accumulated impairment [member]
Cost
Balance, January 1	31,900	31,900
Balance, December 31		31,900
Accumulated Impairment
Balance, January 1	31,900	31,900
Impairment reversal (note 14)	(31,900)
Balance, December 31		31,900
Accumulated Depreciation
Balance, January 1	31,900	31,900
Impairment reversal (note 14)	(31,900)
Balance, December 31		31,900
NET BOOK VALUE, December 31,	31,900	31,900
Mineral Properties and Exploration and Evaluation Assets [member] | Accumulated depreciation and amortisation [member]
Cost
Balance, January 1	88,888	70,552
Balance, December 31	124,559	88,888
Accumulated Impairment
Balance, January 1	88,888	70,552
Impairment reversal (note 14)	13,038
Balance, December 31	124,559	88,888
Accumulated Depreciation
Balance, January 1	88,888	70,552
Impairment reversal (note 14)	13,038
Depletion	22,633	18,336
Balance, December 31	124,559	88,888
NET BOOK VALUE, December 31,	88,888	70,552
Caylloma Plant and Mine Equipment [member] | Depletable [member]
Cost
Balance, January 1	26,671
Balance, December 31	51,616	26,671
Accumulated Impairment
Balance, January 1	26,671
Balance, December 31	51,616	26,671
Accumulated Depreciation
Balance, January 1	26,671
Balance, December 31	51,616	26,671
NET BOOK VALUE, December 31,	26,671	26,671
Caylloma Plant and Mine Equipment [member] | Depletable [member] | Gross carrying amount [member]
Cost
Balance, January 1	100,630	92,973
Additions	10,599	7,060
Change in rehabilitation provision	1,448	597
Reclassifications	(8)
Balance, December 31	112,669	100,630
Accumulated Impairment
Balance, January 1	100,630	92,973
Balance, December 31	112,669	100,630
Accumulated Depreciation
Balance, January 1	100,630	92,973
Balance, December 31	112,669	100,630
NET BOOK VALUE, December 31,	100,630	92,973
Caylloma Plant and Mine Equipment [member] | Depletable [member] | Accumulated impairment [member]
Cost
Balance, January 1	31,900	31,900
Balance, December 31		31,900
Accumulated Impairment
Balance, January 1	31,900	31,900
Impairment reversal (note 14)	(31,900)
Balance, December 31		31,900
Accumulated Depreciation
Balance, January 1	31,900	31,900
Impairment reversal (note 14)	(31,900)
Balance, December 31		31,900
NET BOOK VALUE, December 31,	31,900	31,900
Caylloma Plant and Mine Equipment [member] | Depletable [member] | Accumulated depreciation and amortisation [member]
Cost
Balance, January 1	42,059	37,552
Balance, December 31	61,053	42,059
Accumulated Impairment
Balance, January 1	42,059	37,552
Impairment reversal (note 14)	13,038
Balance, December 31	61,053	42,059
Accumulated Depreciation
Balance, January 1	42,059	37,552
Impairment reversal (note 14)	13,038
Depletion	5,956	4,507
Balance, December 31	61,053	42,059
NET BOOK VALUE, December 31,	42,059	37,552
San Jose Property Plant and Mine Equipment [member] | Depletable [member]
Cost
Balance, January 1	104,430
Balance, December 31	100,692	104,430
Accumulated Impairment
Balance, January 1	104,430
Balance, December 31	100,692	104,430
Accumulated Depreciation
Balance, January 1	104,430
Balance, December 31	100,692	104,430
NET BOOK VALUE, December 31,	104,430	104,430
San Jose Property Plant and Mine Equipment [member] | Depletable [member] | Gross carrying amount [member]
Cost
Balance, January 1	151,259	136,666
Additions	13,888	14,643
Change in rehabilitation provision	(931)	(414)
Disposals		(512)
Reclassifications	(18)	876
Balance, December 31	164,198	151,259
Accumulated Impairment
Balance, January 1	151,259	136,666
Balance, December 31	164,198	151,259
Accumulated Depreciation
Balance, January 1	151,259	136,666
Balance, December 31	164,198	151,259
NET BOOK VALUE, December 31,	151,259	136,666
San Jose Property Plant and Mine Equipment [member] | Depletable [member] | Accumulated depreciation and amortisation [member]
Cost
Balance, January 1	46,829	33,000
Balance, December 31	63,506	46,829
Accumulated Impairment
Balance, January 1	46,829	33,000
Balance, December 31	63,506	46,829
Accumulated Depreciation
Balance, January 1	46,829	33,000
Depletion	16,677	13,829
Balance, December 31	63,506	46,829
NET BOOK VALUE, December 31,	46,829	33,000
Lindero Project [member] | Non Depletable [member]
Cost
Balance, January 1	130,590
Balance, December 31	140,154	130,590
Accumulated Impairment
Balance, January 1	130,590
Balance, December 31	140,154	130,590
Accumulated Depreciation
Balance, January 1	130,590
Balance, December 31	140,154	130,590
NET BOOK VALUE, December 31,	130,590	130,590
Lindero Project [member] | Non Depletable [member] | Gross carrying amount [member]
Cost
Balance, January 1	130,590
Acquisition of subsidiary		128,687
Additions	9,234	1,795
Change in rehabilitation provision	301	108
Reclassifications	29
Balance, December 31	140,154	130,590
Accumulated Impairment
Balance, January 1	130,590
Balance, December 31	140,154	130,590
Accumulated Depreciation
Balance, January 1	130,590
Balance, December 31	140,154	130,590
NET BOOK VALUE, December 31,	130,590	130,590
Other Mineral Properties and Exploration and Evaluation Assets [member] | Non Depletable [member]
Cost
Balance, January 1	1,844
Balance, December 31	4,150	1,844
Accumulated Impairment
Balance, January 1	1,844
Balance, December 31	4,150	1,844
Accumulated Depreciation
Balance, January 1	1,844
Balance, December 31	4,150	1,844
NET BOOK VALUE, December 31,	1,844	1,844
Other Mineral Properties and Exploration and Evaluation Assets [member] | Non Depletable [member] | Gross carrying amount [member]
Cost
Balance, January 1	1,844	1,533
Additions	2,508	942
Disposals	(202)	(631)
Balance, December 31	4,150	1,844
Accumulated Impairment
Balance, January 1	1,844	1,533
Balance, December 31	4,150	1,844
Accumulated Depreciation
Balance, January 1	1,844	1,533
Balance, December 31	4,150	1,844
NET BOOK VALUE, December 31,	$ 1,844	$ 1,533